OPERATING LEASES	12 Months Ended
Jul. 31, 2025
Operating Leases
OPERATING LEASES

4. OPERATING LEASES:

Lessor

The Company leases office and retail space to tenants under operating leases in commercial buildings. The rental terms range from approximately 5 to 49 years. The leases provide for the payment of fixed base rent payable monthly in advance as well as reimbursements of real estate taxes and common area costs. The Company has elected to account for lease revenues and the reimbursements of common area costs as a single component included as rental income in our consolidated statements of operations.

The following table disaggregates the Company’s revenues by lease and non-lease components:

	Years Ended July 31,
	2025	2024
Base rent – fixed	$20,441,035	$19,762,211
Reimbursements of common area costs	740,924	771,496
Non-lease components (real estate taxes)	1,287,751	1,059,557
Rental income	$22,469,710	$21,593,264
	Years Ended July 31,
	2025	2024
Base rent – fixed
Company owned property	$13,802,232	$13,107,528
Leased property	6,638,803	6,654,683
	20,441,035	19,762,211
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,200,313	1,127,841
Leased property	828,362	703,212
	2,028,675	1,831,053
Total	$22,469,710	$21,593,264

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

Year Ended July 31,	Company Owned Property	Leased Property	Total
2026	$9,532,921	$5,083,766	$14,616,687
2027	8,331,404	4,569,993	12,901,397
2028	7,574,026	4,524,742	12,098,768
2029	7,002,009	3,700,356	10,702,365
2030	5,205,610	2,278,442	7,484,052
After 2030	17,326,624	8,018,576	25,345,200
Total	$54,972,594	$28,175,875	$83,148,469

Lessee

The Company’s real estate operations include leased properties under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2073, including options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.

Sublease rental income from the Company’s real estate operations for leased real property exceeded operating lease costs as follows:

	Years Ended July 31,
	2025	2024
Sublease income	$7,467,165	$7,357,895
Operating lease cost	(2,997,462)	(2,996,055)
Excess of sublease income over lease cost	$4,469,703	$4,361,840

	Years Ended July 31,
	2025	2024
Other information:
Operating cash flows from operating leases	$2,167,284	$2,150,129

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of July 31, 2025:

Year ended July 31	Operating Leases
2026	$2,237,257
2027	2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
Thereafter	19,368,853
Total undiscounted cash flows	30,947,990
Less: present value discount	(6,913,321)
Total Lease Liabilities	$24,034,669

As of July 31, 2025, our operating leases had a weighted average remaining lease term of 15.20 years and a weighted average discount rate of 3.62%.